EMPLOYEE BENEFIT LIABILITIES	12 Months Ended
Dec. 31, 2025
Disclosure of net defined benefit liability (asset) [abstract]
EMPLOYEE BENEFIT LIABILITIES	EMPLOYEE BENEFIT LIABILITIES

	As of December 31,
	2025			2024
	Current	Non-current	Total	Current	Non-current	Total
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
Employee benefit liabilities
Pension-Defined benefit plans	1,882	6,414	8,296	1,514	5,784	7,298
Long service leave	625	110	735	664	124	788
Total	2,507	6,524	9,031	2,178	5,908	8,086
22(a)    Pension – Defined contribution plans
Our Company has several defined contribution plans covering its employees in Australia, PRC, Singapore, Thailand, and Taiwan. Contributions to the plan are made monthly. Total charges for the years ended December 31, 2025, 2024 and 2023, were $1,370, $1,304, and $1,222, respectively.
22(b)    Pension – Defined benefit plans
The defined benefit liability recognized in the consolidated balance sheet in respect to defined benefit plans is the present value of the defined benefit obligation at the end of the reporting period, together with adjustments for past service costs and actuarial gains or losses. The defined benefit obligation is calculated annually by independent actuaries using the projected unit credit method. The present value of the defined benefit obligation is determined by discounting the estimated future cash outflows using future actuarial assumptions about demographic and financial variables that affect the determination of the amount of such benefits.
In determining the appropriate discount rate, management considers the inactive corporate bond trading in Thailand, taken into account the yields on Thai Government Bonds and extrapolated maturity corresponding to the expected duration of the defined benefit obligation.
The mortality rate is based on the most recent mortality investigation on policyholders of life insurance companies in Thailand. Future salary increases and pension increases are based on expected future inflation rates derived from external economic data, together with historical experience of Charoong Thai.
In accordance with the Thailand labor law, Charoong Thai and its subsidiaries are obliged to make payment to retiring employees, at rates of 1 to 13 times of their final month’s salary rate, depending on the length of service. In addition, Charoong Thai also has the extra benefit plan to make payment to qualified retiring employees, at rates of 1 to 26 times of final month's salary. The plan is not funded. Our Company pays to settle the obligations as and when employees retire.
22.    EMPLOYEE BENEFIT LIABILITIES (continued)
22(b)    Pension – Defined benefit plans (continued)
The following tables summaries the components of net benefit expense recognized in the income statement and the funded status and amounts recognized in the consolidated balance sheet for the plan:

	For the year ended December 31,
Net benefit cost	2025	2024	2023
	US$’000	US$’000	US$’000
Current service cost	465	438	442
Interest cost on benefit obligation	164	178	191
Net benefit cost	629	616	633

	For the year ended December 31,
Other comprehensive income	2025	2024	2023
	US$’000	US$’000	US$’000
Actuarial loss / (gain) – experience	125	79	(195)
Actuarial (gain) / loss – demographic assumption	—	—	(89)
Actuarial loss / (gain) – financial assumption	285	311	(1,601)
Actuarial loss / (gain)	410	390	(1,885)

	For the year ended December 31,
Change in the defined obligation	2025	2024	2023
	US$’000	US$’000	US$’000
Defined benefit obligation at January 1	7,298	7,011	8,896
Current service cost	465	438	442
Interest cost on benefit obligation	164	178	191
Benefits paid directly by our Company	(612)	(733)	(701)
Actuarial gain(loss) in other comprehensive income	410	390	(1,885)
Exchange differences	571	14	68
Defined benefit obligation at December 31	8,296	7,298	7,011
22.    EMPLOYEE BENEFIT LIABILITIES (continued)
22(b)    Pension – Defined benefit plans (continued)
Actuarial assumptions
The significant assumptions used in determining the actuarial present value of the defined benefit obligations for the years ended December 31, 2025 and 2024 are as follows:

	2025	2024
	%	%
Discount rate	1.0-3.0	2.0-4.0
Rate of salary increase	3.0~6.5	3.0~6.5
Pre-retirement mortality	* Thailand TMO17 Tables, improving with the rate of 3.0% p.a.	* Thailand TMO17 Tables, improving with the rate of 3.0% p.a.
*TMO represented as Thailand Mortality Ordinary Tables
Maturity profile of defined benefit obligation
The following pension benefit payments are expected payments to be made in the future years out of the defined benefit plan obligation:

	As of December 31,
	2025	2024
	US$’000	US$’000
Within the next 12 months (next annual reporting period)	1,755	1,475
Between 2 and 5 years	3,153	2,711
Between 6 and 10 years	2,844	2,867
Total expected payments	7,752	7,053

Weighted average duration of defined benefit obligation	12 ~ 13 years	10 ~ 14 years
Sensitivity analysis
A one-percentage point change in the assumed rates would have yielded the following effects:

	2025	2024
	US$’000	US$’000
Discount rate – 1% increase	(573)	(544)
Discount rate – 1% decrease	664	474
Rate of salary increase – 1% increase	789	521
Rate of salary increase – 1% decrease	(693)	(588)
The sensitivity result above determines their individual impact on the plan’s year-end defined benefit obligation. In reality, the plan is subject to multiple external experience items which may move the defined benefit obligation in similar or opposite directions, while the plan’s sensitivity to such changes can vary over time.
22.    EMPLOYEE BENEFIT LIABILITIES (continued)
22(c)    Long service leave
The liability for long service leave is recognized in the provision for employee benefits and measured as present value of expected future payments to be made in respect of services provided by employees up to the reporting date using the projected unit credit method. Consideration is given to expected future wage and salary levels, experience of employee departures, and periods of service. Expected future payments are discounted using market yields at the reporting date on high quality corporate bond with terms to maturity and currencies that match, as closely as possible, the estimated future cash outflows. As of December 31, 2025 and 2024, the amount of long service leave obligation was $735 and $788, respectively.